UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-2857

Name of Fund:  Intermediate Term Portfolio of
               Merrill Lynch Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.

Schedule of Investments as of December 31, 2004

                                 Face                                                                           Value
                               Amount    Asset-Backed Securities+                                         (in U.S. dollars)
                       US$  2,330,733    ACE Securities Corp. Series 2003-OP1 Class A2, 2.89% due
                                         12/25/2033 (b)                                                       $   2,334,688
                              745,284    Advanta Mortgage Loan Trust Series 1999-3 Class A4, 7.75%
                                         due 10/25/2026                                                             767,497
                            3,132,919    Aegis Asset Backed Securities Trust Series 2004-1 Class A,
                                         2.88% due 4/25/2034 (b)                                                  3,129,189
                            3,700,000    Banc of America Large Loan Series 2003-BBA2 Class A3, 2.80%
                                         due 11/15/2015 (b)                                                       3,706,748
                            2,683,000    Bear Stearns Adjustable Rate Mortgage Trust Series 2004-4 Class A4,
                                         3.516% due 6/25/2034 (b)                                                 2,606,906
                            2,963,787    CIT Equipment Collateral Series 2003-VT1 Class A3A, 2.63% due
                                         4/20/2007 (b)                                                            2,966,312
                            2,073,731    CIT Group Home Equity Loan Trust Series 2003-1 Class A2, 2.35%
                                         due 4/20/2027                                                            2,068,516
                                         California Infrastructure Series 1997-1:
                              868,914         PG&E-1 Class A7, 6.42% due 9/25/2008                                  895,096
                              630,214         SCE-1 Class A6, 6.38% due 9/25/2008                                   649,746
                                         Capital Auto Receivables Asset Trust:
                              787,750         Series 2003-2 Class B, 2.76% due 1/15/2009 (b)                        789,241
                              700,000         Series 2004-2 Class D, 5.82% due 5/15/2012 (a)                        700,000
                            4,500,000    Capital One Master Trust Series 2000-4 Class C, 3.28% due
                                         8/15/2008 (a)(b)                                                         4,500,000
                            1,642,466    Centex Home Equity Series 2003-B Class AV, 2.81% due 6/25/2033 (b)       1,644,104
                                         Chase Credit Card Master Trust Series Class C (b):
                            2,850,000         Series 2000-3, 3.18% due 1/15/2008                                  2,861,802
                            5,200,000         Series 2003-1, 3.58% due 4/15/2008                                  5,240,736
                                         Countrywide Asset-Backed Certificates (b):
                            1,600,000         Series 2003-2 Class M1, 3.118% due 6/26/2033                        1,608,870
                            2,937,993         Series 2003-BC3 Class A2, 2.728% due 9/25/2033                      2,940,519
                            1,200,000         Series 2004-5 Class M2, 3.088% due 7/25/2034                        1,200,020
                            1,350,000         Series 2004-13 Class AF4, 4.583% due 12/25/2034                     1,349,865
                            1,350,000         Series 2004-13 Class MF1, 5.071% due 12/25/2034                     1,349,865
                                         First Franklin Mortgage Loan Asset Backed Certificates Class A2 (b):
                            1,964,000         Series 2003-FF5, 2.82% due 3/25/2034                                1,955,761
                            3,750,000         Series 2004-FF10, 2.818% due 11/25/2034                             3,750,065
                              648,743    HFC Home Equity Loan Asset Backed Certificates Series 2002-2
                                         Class A, 2.80% due 4/20/2032 (b)                                           648,901
                            1,237,871    Household Automotive Trust Series 2002-3 Class A3A, 2.75% due
                                         6/18/2007                                                                1,237,578
                                         Long Beach Mortgage Loan Trust (b):
                            1,064,904         Series 2002-4 Class 2A, 2.878% due 11/26/2032                       1,068,182
                            3,461,685         Series 2004-1 Class A3, 2.718% due 2/25/2034                        3,462,205
                                         Morgan Stanley ABS Capital I (b):
                            1,000,000         Series 2003-NC5 Class M2, 4.418% due 4/25/2033                      1,018,472
                            2,730,842         Series 2004-NC1 Class A2, 2.788% due 12/27/2033                     2,737,732
                            2,820,696         Series 2004-NC2 Class A2, 2.718% due 12/25/2033                     2,818,738
                            2,858,555         Series 2004-WMC1 Class A3, 2.67% due 6/25/2034                      2,858,939
                                         New Century Home Equity Loan Trust Class A3 (b):
                            4,256,894         Series 2004-2, 2.668% due 4/25/2034                                 4,256,972
                            4,919,061         Series 2004-3, 2.81% due 11/25/2034                                 4,917,941
                                         Option One Mortgage Loan Trust (b):
                              300,596         Series 2002-4 Class A, 2.678% due 7/25/2032                           300,826
                            2,507,501         Series 2003-4 Class A2, 2.738% due 7/25/2033                        2,511,318
                            3,491,848    Residential Asset Securities Corp. Series 2003-KS5 Class AIIB,
                                         2.82% due 7/25/2033 (b)                                                  3,491,874

                            1,470,507    Saxon Asset Securities Trust Series 2002-3 Class AV, 2.93% due
                                         12/25/2032 (b)                                                           1,472,600

                                         Total Asset-Backed Securities (Cost - $81,794,216) - 18.0%              81,817,824


                                         Government & Agency Obligations
                            3,900,000    Fannie Mae, 7.125% due 1/15/2030                                         4,905,681
                                         U.S. Treasury Bonds & Notes:
                           10,380,000         7% due 7/15/2006                                                   11,005,229
                            1,150,000         6.50% due 2/15/2010                                                 1,301,970
                            1,870,000         7.50% due 11/15/2016                                                2,389,729
                            1,140,000         8.125% due 8/15/2019 (f)                                            1,556,011
                            3,980,000         7.25% due 8/15/2022                                                 5,129,380
                              820,000         6.25% due 8/15/2023                                                   960,008
                              820,000         6.625% due 2/15/2027                                                1,010,746
                                         U.S. Treasury Inflation Indexed Bonds:
                            2,644,222         3.875% due 1/15/2009                                                2,963,697
                            2,307,373         3.50% due 1/15/2011                                                 2,620,490

                                         Total Government & Agency Obligations (Cost - $32,889,768) - 7.4%       33,842,941



                                         Government Agency Mortgage - Backed Obligations+
                           2,000,001     Fannie Mae, 5.50% due 8/01/2019                                          2,068,310
                                         Fannie Mae Guaranteed Pass Through Certificates
                            1,909,000         4.50% due 1/15/2035                                                 1,844,571
                            6,063,955         5% due 12/01/2019 - 1/15/2020                                       6,160,249
                            2,000,000         5% due 1/15/2035                                                    1,983,750
                            5,284,000         5.50% due 1/15/2035                                                 5,363,260
                            1,000,000         6% due 1/15/2035                                                    1,033,750
                              895,289         6.50% due 6/01/2032 - 11/01/2033                                      939,713
                            2,641,240         7% due 2/01/2031 - 4/01/2032                                        2,800,223
                            3,390,190         7.50% due 11/01/2027 - 5/01/2033                                    3,632,408
                              113,362         8% due 9/01/2030                                                      122,919
                              978,157    Fannie Mae Trust Series 2003-W19 Class 1A1, 2.01% due 11/25/2033           975,902
                                         Freddie Mac Mortgage Participation Certificates
                            2,251,583         5% due 4/01/2019                                                    2,287,674
                            5,542,924         5% due 1/15/2035                                                    5,503,081
                            3,373,816         5.50% due 7/01/2016 - 10/01/2018                                    3,488,682
                           11,600,000         5.50% due 1/15/2035                                                11,781,250
                              978,103         6% due 5/01/2016 - 4/01/2017                                        1,024,518
                            9,951,088         6% due 11/01/2033                                                  10,284,124
                            1,172,658         6.50% due 5/01/2016 - 6/01/2016                                     1,241,779
                            2,540,835         6.50% due 10/01/2033 - 1/01/2034                                    2,666,747
                            1,556,877         7% due 9/01/2031 - 4/01/2032                                        1,650,561
                            1,699,257    Ginnie Mae MBS Certificates, 6.50% due 4/15/2032                         1,790,344
                            3,750,000    Ginnie Mae Trust Series 2004-6 Class C, 4.66% due 7/16/2033              3,774,650

                                         Total Government Agency Mortgage - Backed Obligations
                                         (Cost - $72,091,681) - 15.9%                                            72,418,465


                                         Non-Government Agency Mortgage - Backed Securities+
Collateralized Mortgage     1,250,000    Ameriquest Mortgage Securities, Inc. Series 2004-R1 Class M2,
Obligations - 2.6%                       3.11% due 2/25/2034 (b)                                                  1,251,830
                            3,150,000    Argent Securities, Inc. Series 2004-W11 Class A3, 2.89%
                                         due 11/25/2034 (b)                                                       3,150,055
                            1,362,998    Countrywide Home Loan Mortgage Pass Through Trust Series 2003-R4
                                         Class 1A1A, 2.216% due 7/25/2019                                         1,359,940
                               86,603    Deutsche Mortgage Securities, Inc. Series 2003-1 Class 1A1, 4.50%
                                         due 4/25/2033                                                               86,465
                            1,650,000    Impac Secured Assets CMN Owner Trust Series 2004-3 Class M1, 3.13%
                                         due 12/25/2034 (b)                                                       1,654,039
                            2,589,995    Mastr Asset Securitization Trust Series 2003-10 Class 3A1, 5.50%
                                         due 11/25/2033                                                           2,614,147
                            5,600,000    RMAC Series 2003-NS2A Class A2C, 2.87% due 9/12/2035 (b)                 5,615,750
                              840,000    Structured Asset Investment Loan Trust 2004-8 Class M4, 3.53%
                                         due 9/25/2034 (b)                                                          842,373
                            1,300,196    Structured Asset Securities Corp. Series 2002-9 Class A2, 2.718%
                                         due 10/25/2027 (b)                                                       1,300,342
                              862,742    Washington Mutual Series 2002-AR4 Class A7, 5.508% due 4/26/2032 (b)       862,278
                            4,900,000    Wells Fargo Home Equity Trust Series 2004-2 Class A32, 2.87% due
                                         2/25/2032 (b)                                                            4,900,086
                              500,000    Whole Auto Loan Trust 2004-1 Class D, 5.60% due 3/15/2011                  508,091
                                                                                                              -------------
                                                                                                                 24,145,396

Commercial Mortgage-Backed  3,250,000    COMM Series 2003-FL8 Class A2, 2.68% due 7/15/2015 (a)(b)                3,253,534
Securities - 5.1%           5,300,000    COMM Series 2003-FL9 Class A3, 2.80% due 11/15/2015 (b)                  5,309,895
                                         Greenwich Capital Commercial Funding Corp.:
                            3,140,526         Series 2003-FL1 Class A, 2.72% due 7/05/2018 (b)                    3,141,871
                            3,400,000         Series 2004-GG1 Class A4, 4.755% due 6/10/2036                      3,475,643
                            2,156,378    Nationslink Funding Corp Series 1999-2 Class A3, 7.181% due 6/20/2031    2,249,726
                            6,000,000    Wachovia Bank Commercial Mortgage Trust Series 2003-WHL2 Class A3,
                                         2.80% due 6/15/2013 (b)                                                  6,004,306
                                                                                                              -------------
                                                                                                                 23,434,975

                                         Total Non-Government Agency Mortgage - Backed Securities
                                         (Cost - $47,340,662) - 10.4%                                            47,580,371


Industry++++                             Corporate Bonds
Aerospace & Defense - 0.6%  1,335,000    Goodrich Corp., 6.60% due 5/15/2009                                      1,459,640
                            1,130,000    Raytheon Co., 8.30% due 3/01/2010                                        1,339,042
                                                                                                              -------------
                                                                                                                  2,798,682

Airlines - 0.4%               543,115    American Airlines, Inc. Series 2003-1, 3.857% due 1/09/2012                535,256
                              475,000    Continental Airlines, Inc. Series 2002-1, 6.563% due 8/15/2013             504,997
                                         Southwest Airlines Co.:
                              110,000         8% due 3/01/2005                                                      110,749
                              630,000         7.875% due 9/01/2007                                                  689,652
                                                                                                              -------------
                                                                                                                  1,840,654

Auto Components - 0.2%      1,035,000    Dana Corp., 5.85% due 1/15/2015 (a)                                      1,024,650

Automobiles - 1.5%                       DaimlerChrysler NA Holding Corp.:
                            5,000,000         2.96% due 5/24/2006 (b)                                             5,024,565
                              555,000         4.75% due 1/15/2008                                                   566,850
                              455,000         7.75% due 1/18/2011                                                   524,665
                              550,000    Hyundai Motor Manufacturing Alabama LLC, 5.30% due 12/19/2008 (a)          566,633
                                                                                                              -------------
                                                                                                                  6,682,713

Beverages - 0.3%            1,175,000    Cia Brasileira de Bebidas, 8.75% due 9/15/2013                           1,368,875

Biotechnology - 0.9%        2,100,000    Abgenix, Inc., 3.50% due 3/15/2007 (Convertible)                         2,086,875
                            2,155,000    Amgen, Inc., 4% due 11/18/2009 (a)                                       2,148,315
                                                                                                              -------------
                                                                                                                  4,235,190

Capital Markets - 1.6%                   The Bear Stearns Cos., Inc.:
                              980,000         2.43% due 1/30/2009 (b)                                               982,238
                              155,000         5.70% due 11/15/2014                                                  163,710
                              690,000    Corp Andina de Fomento, 6.875% due 3/15/2012                               775,414
                            1,090,000    Credit Suisse First Boston USA, Inc., 4.70% due 6/01/2009                1,115,297
                                         Goldman Sachs Group, Inc.:
                            1,920,000         5.70% due 9/01/2012                                                 2,035,236
                            1,030,000         5.25% due 10/15/2013                                                1,053,793
                            1,190,000    Lehman Brothers Holdings, Inc., 3.50% due 8/07/2008                      1,175,908
                              110,000    Mellon Funding Corp., 6.40% due 5/14/2011                                  122,058
                                                                                                              -------------
                                                                                                                  7,423,654

Chemicals - 0.4%            1,310,000    IMC Global, Inc., 10.875% due 8/01/2013                                  1,637,500
                              315,000    Yara International ASA, 5.25% due 12/15/2014 (a)                           317,003
                                                                                                              -------------
                                                                                                                  1,954,503

Commercial Banks - 2.4%     1,525,000    Bank of America Corp., 4.875% due 9/15/2012                              1,557,417
                              460,000    Bank One Corp., 8% due 4/29/2027                                           585,022
                              970,000    Barclays Bank Plc, 8.55% due 6/15/2011 (a)(b)                            1,181,152
                              560,000    FirstBank Puerto Rico, 7.625% due 12/20/2005                               572,053
                                         FleetBoston Financial Corp.:
                              120,000         3.85% due 2/15/2008                                                   120,557
                              285,000         6.375% due 5/15/2008                                                  307,651
                              830,000    HSBC Bank USA NA, 5.875% due 11/01/2034                                    840,456
                                         HSBC Finance Corp.:
                              680,000         6.50% due 11/15/2008                                                  739,552
                              515,000         5.875% due 2/01/2009                                                  550,322
                              335,000    Hudson United Bancorp, 8.20% due 9/15/2006                                 357,765
                              520,000    PNC Bank NA, 5.25% due 1/15/2017                                           524,558
                              595,000    PNC Funding Corp., 6.125% due 2/15/2009                                    636,619
                              405,000    Popular North America, Inc., 3.875% due 10/01/2008                         404,484
                            1,160,000    Sovereign Bank, 5.125% due 3/15/2013                                     1,161,295
                              325,000    US Bancorp, 2.65% due 9/16/2005 (b)                                        325,292
                                         Wells Fargo & Co.:
                              370,000         5.125% due 2/15/2007                                                  382,754
                              720,000         5% due 11/15/2014                                                     728,207
                                                                                                              -------------
                                                                                                                 10,975,156

Commercial Services &         690,000    Aramark Services, Inc., 6.375% due 2/15/2008                               738,206
Supplies - 0.7%                          Cendant Corp.:
                              700,000         6.25% due 1/15/2008                                                   747,053
                            1,085,000         7.375% due 1/15/2013                                                1,255,164
                              570,000    International Lease Finance Corp., 2.95% due 5/23/2006                     564,789
                                                                                                              -------------
                                                                                                                  3,305,212

Communications                850,000    Harris Corp., 6.35% due 2/01/2028                                          899,765
Equipment - 0.2%

Consumer Finance - 0.5%       765,000    Capital One Bank, 5.75% due 9/15/2010                                      811,517
                                         MBNA Corp.:
                              945,000         6.25% due 1/17/2007                                                   994,360
                              200,000         5.625% due 11/30/2007                                                 209,652
                              455,000         4.625% due 9/15/2008                                                  462,123
                                                                                                              -------------
                                                                                                                  2,477,652

Containers &                  550,000    Rock-Tenn Co., 5.625% due 3/15/2013                                        557,330
Packaging - 0.3%                         Sealed Air Corporation:
                              415,000         5.375% due 4/15/2008                                                  431,190
                              450,000         6.95% due 5/15/2009 (a)                                               492,042
                                                                                                              -------------
                                                                                                                  1,480,562

Diversified Financial         785,000    American Honda Finance Corp., 2.83% due 10/03/2005 (a)(b)                  786,902
Services - 6.1%               570,000    Brascan Corp., 5.75% due 3/01/2010                                         603,092
                                         Citigroup, Inc.:
                            1,440,000         5.625% due 8/27/2012                                                1,533,514
                            1,145,000         5.85% due 12/11/2034                                                1,177,819
                                         Ford Motor Credit Co.:
                            3,850,000         3.379% due 9/28/2007 (b)                                            3,822,111
                            1,315,000         7.375% due 2/01/2011                                                1,417,243
                            1,925,000         7% due 10/01/2013 (g)                                               2,040,754
                                         General Motors Acceptance Corp.:
                            6,000,000         3.68% due 9/23/2008 (b)                                             5,846,958
                              615,000         7.25% due 3/02/2011                                                   643,882
                            2,670,000         7% due 2/01/2012                                                    2,751,013
                              960,000    JPMorgan Chase & Co., 5.75% due 1/02/2013                                1,017,283
                                         OMX Timber Finance Investments LLC (a)(b):
                              505,000         Series 1, 5.42% due 1/29/2020                                         502,066
                              505,000         Series 2, 5.54% due 1/29/2020                                         502,596
                                         Sigma Finance Corp.:
                            3,400,000      4.79% due 8/15/2011                                                    3,400,000
                            1,700,000      4.95% due 3/31/2014 (b)                                                1,710,567
                                                                                                              -------------
                                                                                                                 27,755,800

Diversified                   480,000    BellSouth Corp., 6% due 11/15/2034                                         486,390
Telecommunication           1,643,000    Deutsche Telekom International Finance BV, 5.25% due 7/22/2013           1,690,001
Services - 2.1%                          France Telecom SA:
                            1,415,000         8.50% due 3/01/2011                                                 1,687,958
                              300,000         9.25% due 3/01/2031                                                   406,678
                            1,010,000    GTE Corp., 6.84% due 4/15/2018                                           1,117,397
                              620,000    Royal KPN NV, 8% due 10/01/2010                                            731,810
                              290,000    SBC Communications, Inc., 6.15% due 9/15/2034                              298,666
                              830,000    Sprint Capital Corp., 8.75% due 3/15/2032                                1,105,816
                              865,000    TELUS Corp., 7.50% due 6/01/2007                                           939,822
                              735,000    Tele-Communications-TCI Group, 9.80% due 2/01/2012                         947,410
                              215,000    Verizon Global Funding Corp., 7.375% due 9/01/2012                         253,009
                                                                                                              -------------
                                                                                                                  9,664,957

Electric Utilities - 3.7%   1,630,000    AEP Texas Central Co. Series D, 5.50% due 2/15/2013 (a)                  1,692,841
                              785,000    Cincinnati Gas & Electric, 5.70% due 9/15/2012                             831,653
                              790,000    Entergy Louisiana, Inc., 5.09% due 11/01/2014                              788,105
                            1,090,000    Exelon Generation Co. LLC, 5.35% due 1/15/2014                           1,117,666
                            1,285,000    FPL Group Capital, Inc., 2.85% due 3/30/2005 (b)                         1,285,903
                            2,550,000    PPL Capital Funding, 3.36% due 5/18/2006 (b)                             2,552,323
                              620,000    PSEG Power LLC, 6.95% due 6/01/2012                                        698,640
                                         Pacific Gas & Electric Co.:
                            1,099,000         3.26% due 4/03/2006 (b)                                             1,099,903
                            1,295,000         6.05% due 3/01/2034                                                 1,345,008
                              525,000    Pepco Holdings, Inc., 4% due 5/15/2010                                     515,659
                              705,000    Public Service Co. of New Mexico, 4.40% due 9/15/2008                      710,895
                              640,000    SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15% due
                                         11/15/2013 (a)                                                             691,314
                                         Southern California Edison Co.:
                              170,000         2.93% due 1/13/2006 (b)                                               170,588
                              950,000         8% due 2/15/2007                                                    1,034,532
                              740,000    Southern Power Co. Series B, 6.25% due 7/15/2012                           808,721
                                         Westar Energy, Inc.:
                              850,000         9.75% due 5/01/2007                                                   951,327
                              465,000         6% due 7/01/2014                                                      499,899
                                                                                                              -------------
                                                                                                                 16,794,977

Electronic Equipment &      2,050,000    Celestica Inc., 3.691% due 8/01/2020 (Convertible) (e)                   1,132,625
Instruments - 0.4%            615,000    Jabil Circuit, Inc., 5.875% due 7/15/2010                                  647,363
                                                                                                              -------------
                                                                                                                  1,779,988

Energy Equipment &            195,000    Midamerican Energy Holdings Co., 5.875% due 10/01/2012                     206,630
Services - 0.1%

Food & Staples                185,000    Supervalu, Inc., 7.50% due 5/15/2012                                       215,926
Retailing - 0.1%

Food Products - 0.2%          945,000    Cadbury Schweppes US Finance LLC, 3.875% due 10/01/2008 (a)                941,689

Foreign Government     EUR  2,249,000    Bundesobligation Series 143, 3.50% due 10/10/2008                        3,125,324
Obligations - 1.4%     US$    530,000    Chile Government International Bond, 5.50% due 1/15/2013                   556,871
                                         Mexico Government International Bond:
                            1,330,000         9.875% due 2/01/2010                                                1,634,570
                              495,000         6.375% due 1/16/2013                                                  527,175
                              395,000         5.875% due 1/15/2014                                                  404,677
                                                                                                              -------------
                                                                                                                  6,248,617

Gas Utilities - 0.4%        1,015,000    Gazprom International SA, 7.201% due 2/01/2020 (a)                       1,073,362
                              660,000    Panhandle Eastern Pipe Line Series B, 2.75% due 3/15/2007                  646,255
                                                                                                              -------------
                                                                                                                  1,719,617

Health Care Equipment &     1,010,000    Boston Scientific Corp., 4.25% due 1/12/2011                             1,002,892
Supplies - 0.2%

Health Care Providers &       683,000    Manor Care, Inc., 7.50% due 6/15/2006                                      719,812
Services - 0.3%               500,000    WellPoint, Inc., 5% due 12/15/2014 (a)                                     498,426
                                                                                                              -------------
                                                                                                                  1,218,238

Hotels, Restaurants &       1,360,000    MGM Mirage, 6% due 10/01/2009                                            1,394,000
Leisure - 0.3%

Household Durables - 0.5%   1,300,000    American Greetings, 6.10% due 8/01/2028                                  1,387,750
                            1,100,000    DR Horton, Inc., 5% due 1/15/2009                                        1,108,250
                                                                                                              -------------
                                                                                                                  2,496,000

Industrial                    490,000    Hutchison Whampoa International 01/11 Ltd., 7% due 2/16/2011 (a)           547,407
Conglomerates - 0.6%          770,000    Textron Financial Corp., 2.75% due 6/01/2006                               760,751
                            1,360,000    Tyco International Group SA, 6.75% due 2/15/2011                         1,524,272
                                                                                                              -------------
                                                                                                                  2,832,430

Insurance - 1.6%              930,000    AON Corp., 6.70% due 1/15/2007                                             971,863
                              760,000    Fund American Cos., Inc., 5.875% due 5/15/2013                             773,495
                              465,000    Montpelier Re Holdings Ltd., 6.125% due 8/15/2013                          478,265
                            1,090,000    NLV Financial Corp., 7.50% due 8/15/2033 (a)                             1,167,846
                              330,000    North Front Pass-Through Trust, 5.81% due 12/15/2024 (a)(b)                322,034
                              235,000    Prudential Financial, Inc., 4.104% due 11/15/2006                          237,574
                            1,240,000    Prudential Holdings LLC, 8.695% due 12/18/2023 (a)                       1,574,614
                            1,570,000    Security Benefit Life Insurance, 7.45% due 10/01/2033 (a)                1,641,878
                                                                                                              -------------
                                                                                                                  7,167,569

Media - 2.4%                             Clear Channel Communications, Inc.:
                              965,000         5.75% due 1/15/2013                                                   997,089
                              515,000         5.50% due 9/15/2014                                                   516,989
                              960,000    Comcast Cable Communications Holdings, Inc., 8.375% due 3/15/2013        1,183,772
                            1,140,000    Echostar DBS Corp., 5.75% due 10/01/2008                                 1,154,250
                            1,355,000    Historic TW, Inc., 9.125% due 1/15/2013                                  1,741,905
                            1,250,000    Lenfest Communications, Inc., 10.50% due 6/15/2006                       1,367,615
                              420,000    Media General, Inc., 6.95% due 9/01/2006                                   438,493
                                         News America, Inc.:
                              600,000         7.30% due 4/30/2028                                                   687,509
                              435,000         6.75% due 1/09/2038                                                   489,164
                            2,238,000    Time Warner, Inc., 6.875% due 5/01/2012                                  2,548,760
                                                                                                              -------------
                                                                                                                 11,125,546

Multi-Utilities &                        Dominion Resources, Inc. Series B:
Unregulated Power - 0.6%      740,000         7.625% due 7/15/2005                                                  757,569
                              615,000         2.59% due 5/15/2006 (b)                                               616,296
                              490,000    Sempra Energy, 4.75% due 5/15/2009                                         499,499
                              850,000    Vectren Utility Holdings, Inc., 5.25% due 8/01/2013                        857,163
                                                                                                              -------------
                                                                                                                  2,730,527

Oil & Gas - 3.4%              465,000    Amerada Hess Corp., 7.125% due 3/15/2033                                   511,296
                              285,000    Anadarko Finance Co. Series B, 6.75% due 5/01/2011                         320,972
                              490,000    Consolidated Natural Gas Co., 5% due 12/01/2014                            490,470
                            1,960,000    Enterprise Products Operating LP, 5.60% due 10/15/2014 (a)               1,977,385
                              835,200    Kern River Funding Corp., 4.893% due 4/30/2018 (a)                         850,275
                                         Kinder Morgan Energy Partners LP:
                              510,000         5.35% due 8/15/2007                                                   527,960
                              820,000         5.125% due 11/15/2014                                                 818,370
                              400,000    Motiva Enterprises LLC, 5.20% due 9/15/2012 (a)                            411,934
                            1,080,000    Occidental Petroleum Corp., 6.75% due 1/15/2012                          1,225,985
                                         Pemex Project Funding Master Trust (a)(b):
                              780,000         3.54% due 1/07/2005                                                   780,000
                            2,500,000         3.79% due 6/15/2010                                                 2,565,000
                            1,550,000    Tengizchevroil Finance Co. SARL, 6.124% due 11/15/2014 (a)               1,553,875
                              310,000    Texaco Capital, Inc., 8.625% due 6/30/2010                                 377,434
                            1,665,000    Ultramar Diamond Shamrock Corp., 6.75% due 10/15/2037                    1,910,571
                            1,010,000    XTO Energy, Inc., 7.50% due 4/15/2012                                    1,181,908
                                                                                                              -------------
                                                                                                                 15,503,435

Paper & Forest                150,000    Abitibi-Consolidated, Inc., 8.55% due 8/01/2010                            162,562
Products - 1.0%             1,040,000    Celulosa Arauco y Constitucion SA, 8.625% due 8/15/2010                  1,238,807
                            1,740,000    Champion International Corp., 6.65% due 12/15/2037                       1,973,967
                              545,000    Inversiones CMPC SA, 4.875% due 6/18/2013 (a)                              532,376
                              485,000    Sappi Papier Holding AG, 6.75% due 6/15/2012 (a)                           538,888
                                                                                                              -------------
                                                                                                                  4,446,600

Pharmaceuticals - 0.3%      1,380,000    Wyeth, 5.50% due 3/15/2013                                               1,434,266

Real Estate - 1.4%            290,000    Colonial Realty LP, 4.80% due 4/01/2011                                    285,132
                              410,000    Developers Diversified Realty Corp., 6.625% due 1/15/2008                  436,897
                              750,000    HRPT Properties Trust, 5.75% due 2/15/2014                                 770,270
                              465,000    Health Care Property Investors, Inc., 6.50% due 2/15/2006                  479,115
                              505,000    Health Care REIT, Inc., 6% due 11/15/2013                                  522,659
                            1,530,000    iStar Financial, Inc. Series B, 5.125% due 4/01/2011                     1,546,319
                              550,000    Nationwide Health Properties, Inc., 6.59% due 7/07/2038                    579,560
                            1,540,000    Westfield Capital Corp. Ltd., 5.125% due 11/15/2014 (a)                  1,532,600
                                                                                                              -------------
                                                                                                                  6,152,552

Road & Rail - 0.3%            415,000    Norfolk Southern Corp., 7.25% due 2/15/2031                                497,862
                                         Union Pacific Corp.:
                              400,000         7.25% due 11/01/2008                                                  446,224
                              350,000         5.375% due 5/01/2014                                                  362,558
                                                                                                              -------------
                                                                                                                  1,306,644

Software - 0.3%             1,160,000    Computer Associates International, Inc., 5.625% due 12/01/2014 (a)       1,172,605

Thrifts & Mortgage          1,025,000    Countrywide Home Loans, Inc., 5.625% due 7/15/2009                       1,085,805
Finance - 0.4%                695,000    Washington Mutual, Inc., 4.20% due 1/15/2010                               691,914
                                                                                                              -------------
                                                                                                                  1,777,719

Wireless Telecommunication    427,000    AT&T Wireless Services, Inc., 8.75% due 3/01/2031                          575,730
Services - 0.1%

                                         Total Corporate Bonds (Cost - $169,465,714) - 38.2%                    174,132,222



State                                    Municipal Bonds
Texas - 0.1%                  365,000    Harris County, Texas, Industrial Development Corporation, Solid Waste
                                         Disposal Revenue Bonds (Deer Park Refining LP), 5.683% due 3/01/2023 (b)   369,595

                                         Total Municipal Bonds (Cost - $365,000) - 0.1%                             369,595



                                         Preferred Securities

Industry++++                             Capital Trusts
Electric Utilities - 0.1%     420,000    Alabama Power Capital Trust V, 5.50% due 10/01/2042 (b)                    436,352

Oil & Gas - 0.1%              500,000    Pemex Project Funding Master Trust, 7.375% due 12/15/2014                  555,750

                                         Total Capital Trusts (Cost - $945,742) - 0.2%                              992,102


                               Shares
                                 Held    Preferred Stocks
Commercial Banks - 0.3%           125    DG Funding Trust (a)                                                     1,337,500

Thrifts & Mortgage             30,400    Fannie Mae                                                               1,723,300
Finance - 0.4%

                                         Total Preferred Stocks (Cost - $3,066,450) - 0.7%                        3,060,800



                                 Face
                               Amount    Trust Preferred
Aerospace &           US$  26,000,000    RC Trust I, 7% due 5/15/2006                                             2,791,340
Defense - 0.6%

                                         Total Trust Preferred (Cost - $2,775,678) - 0.6%                         2,791,340

                                         Total Preferred Securities (Cost - $6,787,870) - 1.5%                    6,844,242



                                         Short-Term Investments
Commercial Paper*           8,100,000    Citigroup Global Markets Holdings Inc., 2.25% due 1/04/2005              8,099,494
                            5,000,000    Clipper Receivables Corp., 2.34% due 1/19/2005                           4,994,800
                           15,000,000    National Australia Funding Inc., 2.29% due 1/10/2005                    14,993,321
                                                                                                              -------------
                                                                                                                 28,087,615

Foreign Commerical Paper*   2,000,000    European Investment Bank, 2.27% due 1/13/2005                            1,998,739

U.S. Government            25,000,000    Fannie Mae, 2.18% due 1/13/2005                                         24,984,861
Agency Obligations*        13,500,000    Federal Home Loan Banks, 1% due 1/03/2005                               13,500,000
                                                                                                              -------------
                                                                                                                 38,484,861



                               Shares
                                 Held
                            2,090,000    Merrill Lynch Premier Institutional Fund (c)(d)                          2,090,000

                                         Total Investments in Short-Term Investments
                                         (Cost - $70,661,215) - 15.5%                                            70,661,215



                            Number of
                            Contracts    Options Purchased
Call Options Purchased          35+++    London InterBank Offered Rate (LIBOR) Linked Floor, expiring
                                         April 2005 at 1.50%, Broker JPMorgan Chase Bank                                350

Put Options Purchased           41+++    Swaption, expiring October 2005 at 5.34%, Broker
                                         JPMorgan Chase Bank (h)                                                    575,708

                                         Total Options Purchased (Premiums Paid - $776,160) - 0.1%                  576,058

                                         Total Investments (Cost - $482,172,286) - 107.1%                       488,242,933


                                         Options Written
Put Options Written             37+++    Swaption, expiring October 2005 at 4.84%, Broker JPMorgan
                                         Chase Bank (h)                                                         (1,087,919)

                                         Total Options Written (Premiums Received - $1,237,684) - (0.2%)        (1,087,919)

                                         Total Investments, Net of Options Written
                                         (Cost - $480,934,602++) - 106.9%                                       487,155,014
                                         Liabilities in Excess of Other Assets - (6.9%)                        (31,451,423)
                                                                                                              -------------
                                         Net Assets - 100.0%                                                  $ 455,703,591
                                                                                                              =============

*    Commercial Paper and certain U.S. Government Agency Obligations are traded on a discount basis;
     the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.

+    Asset-Backed & Mortgage-Backed Obligations are subject to principal paydowns as a result of the prepayments or refinancings of the underlying instruments. As a result, the average life may be substantially less than the original maturity.

++   The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

     Aggregate cost                                $    481,124,386
                                                   ================
     Gross unrealized appreciation                 $      7,036,334
     Gross unrealized depreciation                      (1,005,706)
                                                   ----------------
     Net unrealized appreciation                   $      6,030,628
                                                   ================

+++  One contract represents a notional amount of $1,000,000.

++++ For Portfolio compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


(a)  The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(b)  Floating rate note.

(c)  Investments in companies considered to be an affiliate of the Portfolio (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
     were as follows:

                                                    Net            Dividend
     Affiliate                                    Activity          Income

     Merrill Lynch Premier Institutional Fund    (12,450,000)      $  4,924


(d)  Security was purchased with the cash proceeds from securities loans.

(e)  Represents a zero coupon; the interest rate shown reflects the effective yield at the time of purchase by the Porfolio.


(f)  All or a portion of security held as collateral in connection with open financial futures contracts.

(g)  Security, or a portion of security, is on loan.

(h)  This European style swaption, which can be exercised only to the expiration date, represents a standby commitment whereby the portfolio is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

     Financial futures contracts purchased as of December 31, 2004 were as follows:


     Number of                    Expiration       Face          Unrealized
     Contracts       Issue           Date         Value        Appreciation

       20      Two Year U.S.        March
               Treasury Bond         2005       $  4,183,806      $   8,069
       13      Five-Year U.S.       March
               Treasury Note         2005       $  1,415,626          8,280
                                                                  ---------
     Total Unrealized Appreciation - Net                          $  16,349
                                                                  =========

     Financial futures contracts sold as of December 31, 2004 were as follows:

     Number of                    Expiration       Face          Unrealized
     Contracts       Issue           Date         Value        Appreciation

       25      10-Year U.S.         March
               Treasury Bond         2005       $  2,811,571      $  13,133


     Swaps outstanding as of December 31, 2004 were as follows:

                                                                                           Unrealized
                                                                                        Appreciation/
                                                                     Notional Amount     Depreciation
     Receive (pay) a variable return based on the change in the
     Lehman Brothers MBS Fixed Rate Index Total Return and pay
     floating rate based on 1-month USD LIBOR, minus .105%

     Broker, UBS Warburg
     Expires February 2005                                            $   11,050,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .20%

     Broker, Lehman Brothers Special Finance
     Expires March 2005                                               $   19,200,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .125%

     Broker, Lehman Brothers Special Finance
     Expires March 2005                                               $   21,300,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .105%

     Broker, UBS Warburg
     Expires March 2005                                               $    9,400,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers CMBS Investment Grade Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .10%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires March 2005                                               $    5,900,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .125%

     Broker, Lehman Brothers Special Finance
     Expires April 2005                                               $    4,200,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .125%

     Broker, Lehman Brothers Special Finance
     Expires April 2005                                               $   20,700,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .12%

     Broker, UBS Warburg
     Expires May 2005                                                 $    3,925,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers MBS Fixed Rate Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .10%

     Broker, UBS Warburg
     Expires July 2005                                                $   11,750,000                -

     Receive (pay) a variable return based on the change in the Lehman Brothers U.S. Treasury Index Total Return and pay floating rate based on 1-month USD LIBOR, minus .15%

     Broker, Lehman Brothers Special Finance
     Expires December 2005                                            $   25,400,000                -

     Bought credit default protection on Aon Corp. Inc and pay .37%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires January 2007                                             $    1,025,000      $     3,043

     Receive a floating rate based on 3-month USD LIBOR, and pay a fixed rate of 2.8025%

     Broker, JPMorgan Chase Bank
     Expires January 2007                                             $    1,025,000           12,679

     Bought credit default protection on Weyerhauser Co.
     and pay .73%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires September 2008                                           $    1,625,000         (30,384)

     Bought credit default protection on Tyson Foods, Inc.
     and pay 1.36%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires September 2008                                           $    1,625,000         (53,077)

     Sold credit default protection on Sprint Corporation and receive 1.5%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires September 2008                                           $    1,625,000           67,550

     Sold credit default protection on Comcast Cable
     Communications, Inc. and receive 1.15%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires September 2008                                           $    1,625,000           49,746

     Pay 3.875% on Treasury Inflation Protected Securities (TIPS) adjusted principal and receive a fixed rate of 3.401%

     Broker, JPMorgan Chase Bank
     Expires January 2009                                             $    2,937,000         (64,299)

     Sold credit default protection on Raytheon Co.
     and receive .73%

     Broker, JPMorgan Chase Bank
     Expires March 2009                                               $      550,000          (8,502)

     Bought credit default protection on Boeing Capital Corp.
     and pay .48%


     Broker, JPMorgan Chase Bank
     Expires March 2009                                               $      550,000          (7,198)

     Sold credit default protection on J.C. Penney Company, and receive 1.27%

     Broker, JPMorgan Chase Bank
     Expires September 2009                                          $    1,035,000            21,092

     Bought credit default protection on The May Department Stores
     Co. and pay .68%

     Broker, JPMorgan Chase Bank
     Expires September 2009                                           $    1,035,000          (8,238)

     Sold credit default protection on Nextel Communications Inc.
     and receive 1.72%

     Broker, JPMorgan Chase Bank
     Expires September 2009                                           $    1,035,000           52,505

     Sold credit default protection on Dow Jones CDX North America
     Investment Grade Index Series 2 and receive .60%

     Broker, JPMorgan Chase Bank
     Expires September 2009                                           $    2,054,000           14,556

     Sold credit default protection on Dow Jones CDX North America
     Investment Grade High Volatility Index and receive 1.15%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires September 2009                                           $    2,424,000           34,085

     Sold credit default protection on Dow Jones CDX North America
     Investment Grade and receive .60%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires September 2009                                           $    4,108,000           21,429

     Bought credit default protection on Hewlett-Packard Co.
     and pay .31%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $    1,050,000            6,684


     Bought credit default protection on Petroleos Mexicanos and pay 1.09%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $    2,105,000           12,986

     Sold credit default protection on Computer Associates
     International Inc. and receive .83%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $    1,050,000           12,216

     Sold credit default protection on Mexico Government
     International Bond and receive .92%

     Broker, Lehman Brothers Special Finance
     Expires December 2009                                            $    2,105,000           12,135

     Sold credit default protection on Dow Jones CDX North America
     Investment Grade High Volatility Index and receive 1.05%

     Broker, HSBC Bank USA
     Expires March 2010                                               $    3,201,000           16,639

     Sold credit default protection on Dow Jones CDX North America
     Investment Grade Index Series 3 and receive .50%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires March 2010                                               $    5,309,000           16,110

     Receive a floating rate based on 3-month USD LIBOR, plus
     .40%, which is capped at a fixed coupon of 7% and pay a floating rate based on 3-month USD LIBOR

     Broker, JPMorgan Chase Bank
     Expires August 2010                                              $   10,400,000            4,847

     Receive a floating rate based on 3-month USD LIBOR, plus
     .50%, which is capped at a fixed coupon of 6% until 11/18/2007 and 6.5% through expiration and pay a floating rate based on 3-month USD LIBOR

     Broker, Lehman Brothers Special Finance
     Expires November 2010                                            $   22,500,000            1,775

     Pays 3.50% on TIPS adjusted principal and receive a fixed rate of 4.17%

     Broker, Morgan Stanley Capital Services, Inc.
     Expires January 2011                                             $    2,525,000         (81,139)

     Sold credit default protection on Dana Corporation and receive 1.55%

     Broker, UBS Warburg
     Expires September 2011                                           $      515,000            7,424

     Sold credit default protection on Dana Corporation and receive 1.56%

     Broker, UBS Warburg
     Expires September 2011                                           $    1,035,000           15,499

     Pay a fixed rate of 4.84% and receive a floating rate based on 3-month USD LIBOR

     Broker, JPMorgan Chase Bank
     Expires November 2015                                            $    5,110,000           14,599
                                                                                          -----------
     Total                                                                                $   144,762
                                                                                          ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       Intermediate Term Portfolio of Merrill Lynch Bond Fund, Inc.


Date: February 24, 2005